Treasury stock (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Movement of Treasury Stock

The movement of treasury stock is set out below:

	2016		2017		2018
	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Shares (in thousands)	Amount (NT$000)	Amount (US$000)
January 1	—	—	30,085	1,007,654	30,085	1,007,654	32,919
Treasury stock (repurchased)	30,085	1,007,654	—	—	—	—	—
Capital reduction	—	—	—	—	(4,515)	(45,151)	(1,475)

December 31	30,085	1,007,654	30,085	1,007,654	25,570	962,503	31,444